PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks - 99 .7%
Issuer Shares Value ($)
Brazil - 4.5%
Lojas Renner SA 339,552 2,846,270
Petrobras Distribuidora SA 314,228 1,338,775
Raia Drogasil SA 495,125 2,386,880
Telefonica Brasil SA 189,710 1,698,339
Total 8,270,264
China - 54.7%
Alibaba Group Holding Ltd. ADR
(a)
33,379 7,768,295
ANTA Sports Products Ltd. 161,893 2,566,035
Autohome, Inc. ADR 10,383 1,034,355
Baidu, Inc. ADR
(a)
49,530 10,710,367
BYD Co. Ltd. Class H 111,366 2,918,495
China Feihe Ltd.
(b)
519,000 1,215,530
China Mengniu Dairy Co. Ltd.
(a)
494,678 2,985,734
China Mobile Ltd. 1,004,282 5,724,803
China Resources Beer Holdings Co. Ltd. 247,499 2,279,052
China Telecom Corp. Ltd. Class H 2,520,961 699,016
China Tower Corp. Ltd. Class H
(b)
8,477,508 1,246,395
China Unicom Hong Kong Ltd. 1,056,103 606,106
Dongfeng Motor Group Co. Ltd. Class H 446,820 520,935
Geely Automobile Holdings Ltd. 1,033,981 3,533,792
Guangzhou Automobile Group Co. Ltd. Class
H 512,559 569,815
Haier Smart Home Co. Ltd. Class H
(a)
344,027 1,246,756
Hengan International Group Co. Ltd. 127,509 902,809
JD.com, Inc. ADR
(a)
107,619 9,459,710
JOYY, Inc. ADR 10,190 814,996
Meituan Class B
(a)
238,337 9,055,383
NetEase, Inc. ADR 72,808 6,972,822
New Oriental Education & Technology Group,
Inc. ADR
(a)
26,999 5,016,684
TAL Education Group ADR
(a)
72,574 5,189,767
Tencent Holdings Ltd. 116,687 8,487,586
Tencent Music Entertainment Group ADR
(a)
75,537 1,453,332
Vipshop Holdings Ltd. ADR
(a)
70,230 1,974,165
Want Want China Holdings Ltd. 1,132,841 819,624
Yum China Holdings, Inc. 76,135 4,346,547
Zhongsheng Group Holdings Ltd. 91,000 648,420
Total 100,767,326
India - 11.9%
Hero MotoCorp Ltd. 45,214 1,924,461
Hindustan Unilever Ltd. 282,671 9,266,912
ITC Ltd. 1,020,970 2,920,351
Maruti Suzuki India Ltd. 45,662 4,780,457
Nestle India Ltd. 12,327 3,102,564
Total 21,994,745
Indonesia - 2.0%
PT Astra International Tbk 3,318,813 1,423,192
PT Telkom Indonesia Persero Tbk 7,796,209 1,836,687
PT Unilever Indonesia Tbk 938,253 490,830
Total 3,750,709
Mexico - 2.3%
Fomento Economico Mexicano SAB de CV
Series UBD 275,817 2,081,068
Wal-Mart de Mexico SAB de CV 751,465 2,111,215
Total 4,192,283
Russia - 4.0%
Magnit PJSC GDR 76,488 1,346,189
Mobile TeleSystems PJSC ADR 91,208 816,312
X5 Retail Group NV GDR 22,586 815,806
Common Stocks (continued)
Issuer Shares Value ($)
Yandex NV Class A
(a)
64,237 4,469,610
Total 7,447,917
Saudi Arabia - 3.2%
Almarai Co. JSC 70,760 1,035,485
Saudi Telecom Co. 169,824 4,798,311
Total 5,833,796
South Africa - 3.0%
Shoprite Holdings Ltd. 258,001 2,459,034
Vodacom Group Ltd. 374,493 3,171,351
Total 5,630,385
Taiwan - 10.8%
Chunghwa Telecom Co. Ltd. 1,624,761 6,302,902
Hotai Motor Co. Ltd. 152,703 3,494,484
President Chain Store Corp. 242,375 2,298,845
Taiwan Mobile Co. Ltd. 712,884 2,509,226
Uni-President Enterprises Corp. 2,189,528 5,259,917
Total 19,865,374
Thailand - 2.5%
Advanced Info Service PCL 251,900 1,479,786
CP ALL PCL 1,035,905 2,014,068
Thai Beverage PCL 2,009,344 1,117,442
Total 4,611,296
United Arab Emirates - 0.8%
Emirates Telecommunications Group Co.
PJSC 305,100 1,403,752
Total Common Stocks
(Cost: $ 150,747,226 ) 183,767,847
Money Market Funds - 0 .4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
699,683 699,683
Total Money Market Funds
(Cost: $699,683) 699,683
Total Investments in Securities
(Cost: $151,446,909) 184,467,530
Other Assets & Liabilities, Net (163,474)
Net Assets 184,304,056

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
December 31, 2020 (Unaudited)
2 |
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2020, the total value of these securities amounted to $2,461,925, which represents 1.34% of total net assets.
(c) The rate shown is the seven-day current annualized yield at December 31, 2020.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT279_03_K01_(02/21)
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